Report for the Calendar Year or Quarter Ended: September 30, 1999
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.
Institutional Investment Manager Filing This Report:
Name:          Westport Advisers LLC
Address:       253 Riverside Avenue
                Westport, CT  06880

13F File Number:   028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Ronald H. Oliver
Title:         Managing Member
Phone:         203-227-3601
Signature, Place, and Date of Signing:

        Ronald H. Oliver     Westport, Connecticut November 12, 1999

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:


I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     63

Form 13F Information Table Value Total (x$1,000):  $ 171,968

List of Included Managers:

        Andrew J. Knuth      Westport Advisers, LLC
        Edmund H. Nicklin    Westport Advisers LLC

List of Other Included Managers:
        No.    13F File Number              Name

                             Westport Advisers LLC
                                   FORM 13F
                              September 30, 1999

                                                                                                             Voting Authority
                                                                                                           --------------------
                                                              Value    Shares/  Sh/ Put/  Invstmt   Other
Name of Issuer                  Title of class   CUSIP      (x$1000)  Prn Amt  Prn  Call  Dscretn  Managers Sole  Shared  None
------------------------------  -------------- ---------   ---------  -------- ---- ----- -------  -------- ----  ------ ------
AAR Corporation COM               COM          000361105      1462     81250    SH        Defined                  81250
Air Express Int'l                 COM          009104100      3814    168100    SH        Defined                 168100
Airborne Freight                  COM          009266107       925     43900    SH        Defined                  43900
Alpha Indus                       COM          020753109      4725     83775    SH        Defined                  83775
Anadigics Inc                     COM          032515108      2087     74200    SH        Defined                  74200
Applebees International Inc.      COM          037899101      1684     50000    SH        Defined                  50000
Aspen Technology Inc.             COM          045327103      2194    225000    SH        Defined                 225000
Barrett Business Services         COM          068463108       613     79100    SH        Defined                  79100
Billing Concepts Corp.            COM          090063108      1250    250000    SH        Defined                 250000
Bindley Western Industries        COM          090324104      1541    107644    SH        Defined                 107644
C&D Technologies Inc.             COM          124661109      5280    145400    SH        Defined                 145400
Checkpoint Sys                    COM          162825103      1078    115800    SH        Defined                 115800
Circle International Group        COM          172574105       506     24750    SH        Defined                  24750
Conexant Systems, Inc.            COM          207142100      9809    135000    SH        Defined                 135000
Consolidated Stores               COM          210149100      3596    163006    SH        Defined                 163006
Cox Radio                         COM          224051102      1571     26400    SH        Defined                  26400
Devon Energy Corporation          COM          25179M103      5945    143468    SH        Defined                 143468
Downey Financial                  COM          281018105      2012    100000    SH        Defined                 100000
Duane Reade Inc.                  COM          263578106      5206    172800    SH        Defined                 172800
El Paso Electric Co.              COM          283677854      1871    207850    SH        Defined                 207850
Emmis Communications Corp         COM          291525103      5331     80700    SH        Defined                  80700
First Essex Bancorp. Inc.         COM          320103104       775     49000    SH        Defined                  49000
Fritz Cos                         COM          358846103      1704    164200    SH        Defined                 164200
Gaylord Entertainment A           COM          367905106      2212     75000    SH        Defined                  75000
Harbor Florida Bancshares         COM          411901101      1962    161000    SH        Defined                 161000
Houghton Mifflin                  COM          441560109      4062    100000    SH        Defined                 100000
ITT Education                     COM          45068B109      4982    255500    SH        Defined                 255500
Insight Communications Company    COM          45768V108      7375    257650    SH        Defined                 257650
JLG Industries Inc.               COM          462210101      2166    142600    SH        Defined                 142600
Lincare Holdings Inc.             COM          532791100       213      8000    SH        Defined                   8000
Mediaone Group Inc.               COM          58440J104       342      5000    SH        Defined                   5000
Outback Steakhouse Inc            COM          689899102      1783     70000    SH        Defined                  70000
Owens & Minor                     COM          690732102      2024    210250    SH        Defined                 210250
PBOC Holdings Inc.                COM          69316G108       833    102500    SH        Defined                 102500
Parametric Technology Corp        COM          699173100       202     15000    SH        Defined                  15000
People's Savings CT               COM          710198102      2811    119000    SH        Defined                 119000
Pittston BAX Group                COM          725701882      1487    184475    SH        Defined                 184475
Pogo Producing Co                 COM          730448107      2376    114500    SH        Defined                 114500
Policy Management Systems         COM          731108106      6285    198750    SH        Defined                 198750
Project Software & Development    COM          74339P101      1498     28000    SH        Defined                  28000
Quorum Health Group Inc.          COM          749084109      2011    286000    SH        Defined                 286000
Rational Software Corp.           COM          75409P202      3221    110000    SH        Defined                 110000
Reynolds & Reynolds, Inc.         COM          761695105      4413    216600    SH        Defined                 216600
Rogers Corp                       COM          775133101      1782     48500    SH        Defined                  48500
Ruby Tuesday                      COM          781182100      3535    181300    SH        Defined                 181300
Saks Incorporated                 COM          79377w108      4111    270700    SH        Defined                 270700
Santa Fe Snyder Corp.             COM          80218K105      1016    112900    SH        Defined                 112900
Seacoast Financial Services Co    COM          81170Q106      2394    239425    SH        Defined                 239425
Sensormatic Elect                 COM          817265101      3068    241800    SH        Defined                 241800
Shared Medical Systems Corp.      COM          819486101      5535    118400    SH        Defined                 118400
Southwestern Energy Co.           COM          845467109       100     11000    SH        Defined                  11000
Staten Island Bancorp Inc.        COM          857550107      1505     80000    SH        Defined                  80000
Sterling Commerce, Inc.           COM          859205106      3434    185000    SH        Defined                 185000
Sterling Financial                COM          859319105      1498    112000    SH        Defined                 112000
Strattec Securities Corp          COM          863111100       227      6500    SH        Defined                   6500
Synopsys, Inc.                    COM          871607107       365      6500    SH        Defined                   6500
Timberland Bancorp                COM          887098101       805     70400    SH        Defined                  70400
Unigraphics Solutions Inc.        COM          904928108      8091    298300    SH        Defined                 298300
Unitrode Corporation              COM          913283107      9261    220500    SH        Defined                 220500

                             Westport Advisers LLC
                                   FORM 13F
                              September 30, 1999


                                                                                                           Voting Authority
                                                                                                          -------------------
                                                        Value    Shares/  Sh/    Put/  Invstmt  Other
Name of Issuer              Title of class   CUSIP     (x$1000)  Prn Amt  Prn    Call  Dscretn  Managers  Sole   Shared  None
--------------              ---------------- -----     --------  -------  ----   ----  -------  --------  -----  ------  ----
Universal Health ClB        COM              913903100    2029     78400  SH           Defined                    78400
Volt Inf. Sci.              COM              928703107    2738    112912  SH           Defined                   112912
Whitehall Jewellers, Inc.   COM              965063100    1521     52900  SH           Defined                    52900
Xtra Corp.                  COM              984138107    1713     43100  SH           Defined                    43100
REPORT SUMMARY              63 DATA RECORDS             171968             0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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